SPDR® Series Trust

(the “Trust”)

Supplement dated February 28, 2017

to the Prospectuses and Statements of Additional Information

dated October 31, 2016, as supplemented

Effective March 1, 2017 (the “Effective Date”), the Trust’s Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which, to date, has not been operationalized, will be terminated. Accordingly, as of the Effective Date, all references to the Distribution and Service Plan in each Prospectus and Statement of Additional Information are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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